CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenue, net:
Trading and manufacturingRevenue	$ 9,332		$ 9,619		$ 9,476
EngineeringRevenue	5,617		11,769		3,881
Revenue	14,949		21,388		13,357
Cost of revenue:
Trading and manufacturing	(7,345)		(6,938)		(7,048)
Engineering	(2,986)		(8,755)		(2,624)
Cost of revenue	(10,331)		(15,693)		(9,672)
Gross profit	4,618		5,695		3,685
Operating expenses:
Finance costs	(7)		(3)		(12)
General and administrative expenses	(4,490)		(4,911)		(5,374)
(Loss) gain on disposal of property, plant and equipment	(7)		(10)		1,429
Total Operating expenses	(4,504)		(4,924)		(3,957)
INCOME (LOSS) FROM OPERATION	114		771		(272)
Other income:
Interest income	23		23		28
Equity in income of affiliates	413		355		435
Other income, net	13		127		307
Total other income, net	449		505		770
INCOME BEFORE INCOME TAXES	563		1,276		498
Income tax (expense) credit	(24)		90		(96)
NET INCOME	539		1,366		402
Net (income) loss attributable to noncontrolling interests	(170)		(377)		367
Net income attributable to Euro Tech Holdings Company Limited	369		989		769
Other comprehensive income:
Net income	539		1,366		402
Foreign currency adjustment loss	(115)		(52)		(31)
COMPREHENSIVE INCOME	424		1,314		371
Comprehensive (income) loss attributable to noncontrolling interests	(117)		(389)		350
Comprehensive income attributable to Euro Tech Holdings Company Limited	$ 307		$ 925		$ 721
Net income per ordinary share attributable to Euro Tech Holdings Company Limited - Basic and Diluted | $ / shares	$ 0.05		$ 0.13		$ 0.10
Revenues	$ 14,949		$ 21,388		$ 13,357
Cost of revenues	(10,331)		(15,693)		(9,672)
Net loss attributable to non-controlling interests	$ 170		$ 377		$ (367)
Weighted average common shares outstanding - Basic and Diluted | shares	7,732,132	7,732,132	7,732,132	7,732,132	7,732,132	7,732,132
ZHEJIANG TIANLAN
Revenue, net:
Revenue | ¥		¥ 403,118		¥ 330,841		¥ 304,710
Cost of revenue:
Cost of revenue | ¥		(335,978)		(275,455)		(261,478)
Gross profit | ¥		67,140		55,386		43,232
Operating expenses:
INCOME (LOSS) FROM OPERATION | ¥		7,893		3,225		(17,161)
Other income:
Other income, net | ¥		11,789		11,594		39,646
INCOME BEFORE INCOME TAXES | ¥		15,398		12,880		15,358
Income tax (expense) credit | ¥		368		698		(1,858)
NET INCOME | ¥		15,766		13,578		13,500
Net (income) loss attributable to noncontrolling interests | ¥		1,458		2,293		(2,032)
Net income attributable to Euro Tech Holdings Company Limited | ¥		¥ 14,308		¥ 11,285		¥ 15,532
Other comprehensive income:
Net income per ordinary share attributable to Euro Tech Holdings Company Limited - Basic and Diluted | ¥ / shares		¥ 0.17		¥ 0.14		¥ 0.19
Revenues | ¥		¥ 403,118		¥ 330,841		¥ 304,710
Cost of revenues | ¥		(335,978)		(275,455)		(261,478)
Selling and administrative expenses | ¥		(59,247)		(52,161)		(60,393)
Interest income | ¥		105		46		30
Interest expense | ¥		(634)		(747)		(1,676)
Other losses | ¥		(3,755)		(1,238)		(5,481)
Net loss attributable to non-controlling interests | ¥		¥ (1,458)		¥ (2,293)		¥ 2,032
Weighted average common shares outstanding - Basic and Diluted | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000